Intangible Assets	12 Months Ended
Feb. 29, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

7. INTANGIBLE ASSETS

Figures in Rand thousands	Product development costs	Computer software	Trade name	Customer relationships	Total

At February 29, 2024
Cost	200,994	36,937	882	8,694	247,507
Accumulated amortization	(129,377)	(28,164)	(752)	(6,091)	(164,384)
Carrying value	71,617	8,773	130	2,603	83,123

At February 28, 2023
Cost	144,922	34,039	782	6,385	186,128
Accumulated amortization	(76,621)	(20,281)	(391)	(3,193)	(100,486)
Carrying value	68,301	13,758	391	3,192	85,642

Staff costs of ZAR 48.8 million (2023: ZAR 38.8 million) have been capitalized to product development costs with regard to the development of new generation telematics hardware and platform software which was deployed in the current financial year.

Reconciliation of the carrying value of intangible assets

Figures in Rand thousands	Note	Product development costs	Computer software	Trade name	Customer relationship	Total

At February 29, 2024
Beginning balance		68,301	13,758	391	3,192	85,642
Acquisition of subsidiary	28	–	100	–	2,310	2,410
Additions		48,792	2,422	–	–	51,214
Amortization		(48,605)	(7,717)	(261)	(2,899)	(59,482)
Translation adjustments		3,129	210	–	–	3,339
Ending balance		71,617	8,773	130	2,603	83,123

At February 28, 2023
Beginning balance		59,737	11,321	652	5,321	77,031
Additions		38,837	7,816	–	–	46,653
Amortization		(42,638)	(6,115)	(261)	(2,129)	(51,143)
Translation adjustments		12,365	736	–	–	13,101
Ending balance		68,301	13,758	391	3,192	85,642